Segments (Details) $ in Thousands		1 Months Ended		3 Months Ended		7 Months Ended	9 Months Ended			12 Months Ended
	Jan. 31, 2016 reporting_unit	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) operating_segment	Mar. 31, 2015 USD ($)	Mar. 31, 2014 operating_segment	Jun. 30, 2015 USD ($) operating_segment	Jun. 30, 2014 USD ($) operating_segment
Segment Reporting Information [Line Items]
Assets				$ 32,428		$ 32,428	$ 32,428			$ 70,229	$ 79,099
Net loss from continuing operations										$ (45,527)	$ (39,116)
Number of operating segments	1	3	3				3		1	2	1
Reportable Segments:
Revenues				678	$ 1,404		$ 3,933	$ 4,294		$ 5,674	$ 2,151
Net loss, net of income taxes										(78,539)	(68,436)
Reconciliation of Net Loss:
Net loss for reportable segments, net of income taxes				(6,008)	(10,434)		(50,113)	(33,037)
Net loss, including other				(2,284)	(3,168)		(34,315)	(11,625)		(16,150)	(5,459)
Interest expense				(1,083)	(935)		(2,866)	(1,415)		(2,050)	(2,805)
Consolidated net loss from continuing operations, net of income taxes				(6,008)	(10,434)		(50,113)	(33,037)
Increase (decrease) in fair value of contingent consideration related to acquisitions										2,222	(2,064)
DraftDay Gaming Group
Reconciliation of Net Loss:
Cash transferred to subsidiary						736
Cash consideration						$ 500
Operating Segments
Segment Reporting Information [Line Items]
Net loss from continuing operations										(15,491)	(6,546)
Reportable Segments:
Revenues										5,157	1,281
Net loss, net of income taxes				(2,441)	(2,992)		(34,175)	(10,996)
Reconciliation of Net Loss:
Net loss for reportable segments, net of income taxes				(2,441)	(2,992)		(34,175)	(10,996)
Consolidated net loss from continuing operations, net of income taxes				(2,441)	(2,992)		(34,175)	(10,996)
Operating Segments | Wetpaint.com Inc.
Segment Reporting Information [Line Items]
Net loss from continuing operations										(8,747)	(6,151)
Reportable Segments:
Net loss, net of income taxes				(839)	(1,987)		(25,919)	(7,074)
Operating Segments | Choose Digital Inc.
Segment Reporting Information [Line Items]
Net loss from continuing operations										(6,744)	(395)
Reportable Segments:
Net loss, net of income taxes				(401)	(1,005)		(5,548)	(3,922)
Operating Segments | DraftDay Gaming Group
Reportable Segments:
Net loss, net of income taxes				(1,201)	0		(2,708)	0
Segment Reconciling Items
Reportable Segments:
Licensing revenues related to SFX licensing agreement										507	159
Other revenues										10	711
Reconciliation of Net Loss:
Other net gain (loss)				157	(176)		(140)	(629)		(659)	1,087
Compensation expense										21,141	27,069
Stock compensation related to corporate financing activities				(2,517)	(5,437)		(11,017)	(16,976)
Corporate expenses allocated to discontinued operations				(124)	(894)		(1,915)	(3,021)		(3,262)	(5,847)
Interest expense				(1,083)	(935)		(2,866)	(1,415)		(2,050)	(2,805)
Increase (decrease) in fair value of contingent consideration related to acquisitions										(2,222)	2,064
Amortization of Financing Costs										702	0
External Customers | Operating Segments
Reportable Segments:
Revenues				487	929		2,274	3,464		4,302	1,281
External Customers | Operating Segments | Wetpaint.com Inc.
Reportable Segments:
Revenues				228	707		1,274	2,788		3,454	1,259
External Customers | Operating Segments | Choose Digital Inc.
Reportable Segments:
Revenues				161	222		576	676		848	22
External Customers | Operating Segments | DraftDay Gaming Group
Reportable Segments:
Revenues				98	0		424	0
Internal Customers | Operating Segments
Reportable Segments:
Revenues				66	350		1,285	448		855	0
Internal Customers | Operating Segments | Wetpaint.com Inc.
Reportable Segments:
Revenues				0	0		0	0			0
Internal Customers | Operating Segments | Choose Digital Inc.
Reportable Segments:
Revenues				66	350		1,285	448		855	0
Internal Customers | Operating Segments | DraftDay Gaming Group
Reportable Segments:
Revenues				$ 0	$ 0		$ 0	$ 0
Continuing Operations
Segment Reporting Information [Line Items]
Assets										54,582	61,946
Continuing Operations | Operating Segments
Segment Reporting Information [Line Items]
Assets										45,859	52,838
Continuing Operations | Operating Segments | Wetpaint.com Inc.
Segment Reporting Information [Line Items]
Assets										35,272	37,786
Continuing Operations | Operating Segments | Choose Digital Inc.
Segment Reporting Information [Line Items]
Assets										10,587	15,052
Continuing Operations | Segment Reconciling Items
Segment Reporting Information [Line Items]
Assets										$ 8,723	$ 9,108